Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowanace for doubt debts on accounts receivable current	$ 982	$ 1,105
Intangible assets, Accumulated amortization	$ 458	$ 387
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	77,264,139	77,180,429
Common stock, shares outstanding	77,264,139	77,180,429